INCOME TAXES (Schedule of Income Tax Amounts Recorded to Stockholders' Equity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Net unrealized (gain) loss on securities available for sale	$ (26)	$ 4	$ 17
Net non-credit gain on securities with OTTI	(3)	(8)	(44)
Net loss recorded to stockholders' equity	$ (29)	$ (4)	$ (27)